Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Federal Income Tax Status	Federal Income Tax Status
The IRS has determined and informed the Company by a letter dated July 13, 2018, that the Plan and related trust are designed in accordance with applicable sections of the Code. The Plan has been amended since receiving the letter of determination; however, the Plan administrator believes that the Plan is currently designed and operated in compliance with the applicable requirements of the Code.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits of the Plan for any tax periods in progress. The Plan administrator believes it is no longer subject to federal or state tax examinations of the Plan for years prior to 2022.